                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)                  DESCRIPTION                                                  COUPON             MATURITY          VALUE
                       CORPORATE BONDS    69.6%
                       AEROSPACE & DEFENSE    0.2%
$    407               Raytheon Co.                                                 4.500 %            11/15/07      $      401,694
                                                                                                                     --------------

   1,280               AUTOMOTIVE    3.2%
   1,785               DaimlerChrysler NA Holding Corp.                              8.500             01/18/31           1,501,673
   4,075               General Motors Acceptance Corp.                               6.875             09/15/11           1,665,596
     720               General Motors Corp.                                          8.375             07/15/33           3,005,312
                       Lear Corp., Ser B                                             8.110             05/15/09             670,045
                                                                                                                      -------------
                                                                                                                          6,842,626
                                                                                                                      -------------

   2,230               BANKING    13.5%
   2,250               Bank of America Corp.                                         3.375             02/17/09           2,120,242
   2,860               HBOS Treasury Services, 144A-Private Placement
                       (United Kingdom) (a)                                          3.500             11/30/07           2,190,782
   2,255               JPMorgan Chase & Co.                                          6.750             02/01/11           3,009,561
   1,635               M & I Marshall & Ilsley Bank                                  3.800             02/08/08           2,198,321
   2,315               MBNA Corp. (Variable Rate Coupon)                             5.140             05/05/08           1,647,923
   2,195               National City Bank                                            3.375             10/15/07           2,251,733
   2,250               SunTrust Banks, Inc.                                          5.050             07/01/07           2,180,974
   1,090               U.S. Bancorp.                                                 3.950             08/23/07           2,210,474
   3,735               USB Capital IX (Variable Rate Coupon)                         6.189             03/29/49           1,081,540
   1,350               Wachovia Capital Trust III (Variable Rate Coupon)             5.800             08/29/49           3,673,443
     885               Wachovia Corp.                                                3.625             02/17/09           1,290,697
     925               Wachovia Corp.                                                4.950             11/01/06             883,355
     900               Washington Mutual Bank FA                                     5.500             01/15/13             915,502
   2,190               Washington Mutual, Inc.                                       8.250             04/01/10             980,349
                       Wells Fargo & Co.                                             5.125             02/15/07           2,189,293
                                                                                                                      -------------
                                                                                                                         28,824,189
                                                                                                                      -------------

                       BROKERAGE    1.6%
     185               Goldman Sachs Group, Inc.                                     5.250             10/15/13             180,382
   2,000               Lehman Brothers Holdings, Inc.                                8.500             05/01/07           2,062,610
     841               World Financial Prop., 144A-Private Placement (a)             6.910             09/01/13             881,762
     382               World Financial Prop., 144A-Private Placement (a)             6.950             09/01/13             401,509
                                                                                                                      -------------
                                                                                                                          3,526,263
                                                                                                                      -------------

                       CHEMICALS    1.1%
     640               ICI Wilmington, Inc.                                          4.375             12/01/08             617,427
   1,785               Sealed Air Corp., 144A-Private Placement (a)                  5.625             07/15/13           1,737,405
                                                                                                                      -------------
                                                                                                                          2,354,832
                                                                                                                      -------------

                       CONSTRUCTION MACHINERY 0.9%
   2,045               Caterpillar Financial Services Corp., Ser F                        3.625       11/15/07             1,994,591
                                                                                                                    ----------------

                       CONSUMER PRODUCTS    0.7%
   1,495               Clorox Co. (Variable Rate Coupon)                                  5.025       12/14/07             1,498,832
                                                                                                                     ---------------

                       DIVERSIFIED MANUFACTURING 2.6%
   1,245               Brascan Corp. (Canada)                                             7.125       06/15/12             1,324,554
   1,275               Cooper Industries, Inc.                                            5.250       07/01/07             1,269,931
   1,155               Cooper Industries, Inc., 144A-Private Placement (a)                5.250       11/15/12             1,134,632
   1,845               United Technologies Corp.                                          4.375       05/01/10             1,781,519
                                                                                                                     ---------------
                                                                                                                           5,510,636
                                                                                                                     ---------------


                       ELECTRIC    7.9%
   1,350               Ameren Corp.                                                       4.263       05/15/07             1,332,511
   1,340               Arizona Public Service Co.                                         5.800       06/30/14             1,322,041
     795               Arizona Public Service Co.                                         6.750       11/15/06               800,682
     805               Carolina Power & Light Co.                                         6.800       08/15/07               819,306
   1,460               CC Funding Trust I                                                 6.900       02/16/07             1,476,212
     860               Cincinnati Gas & Electric Co.                                      5.700       09/15/12               857,815
     865               Detroit Edison Co.                                                 6.125       10/01/10               885,172
     960               Duquesne Light Co., Ser O                                          6.700       04/15/12             1,013,024
     655               Entergy Gulf States, Inc.                                          3.600       06/01/08               626,760
   1,600               Entergy Gulf States, Inc. (Variable Rate Coupon)                   5.220       12/01/09             1,583,102
     425               Entergy Gulf States, Inc., 144A-Private Placement
                       (Variable Rate Coupon) (a)                                         5.610       12/08/08               425,501
   1,290               FPL Group Capital, Inc.                                            3.250       04/11/06             1,289,581
     255               Indianapolis Power & Light Co., 144A-Private Placement (a)         6.300       07/01/13               260,654
     655               Monongahela Power Co.                                              5.000       10/01/06               653,211
     900               NiSource Finance Corp. (Variable Rate Coupon)                      5.344       11/23/09               903,787
   1,270               Pacific Gas & Electric Co.                                         6.050       03/01/34             1,246,924
     650               PSE&G Energy Holdings, LLC                                         8.625       02/15/08               680,875
     255               TXU Corp., Ser J                                                   6.375       06/15/06               256,739
     560               Wisconsin Electric Power                                           3.500       12/01/07               543,584
                                                                                                                    ----------------
                                                                                                                          16,977,481
                                                                                                                    ----------------

                       ENVIRONMENTAL & FACILITIES SERVICES    1.0%
   1,500               Waste Management, Inc.                                             7.000       10/15/06             1,513,258
     550               Waste Management, Inc.                                             7.375       08/01/10               587,283
                                                                                                                    ----------------
                                                                                                                           2,100,541
                                                                                                                    ----------------

                       FOOD/BEVERAGE    0.6%
     570               ConAgra Foods, Inc.                                                7.000       10/01/28               591,407
     520               ConAgra Foods, Inc.                                                8.250       09/15/30               610,965
     160               Pilgrim's Pride Corp.                                              9.625       09/15/11               167,600
                                                                                                                    ----------------
                                                                                                                           1,369,972
                                                                                                                    ----------------

                       GAMING    0.7%
   1,675               Harrah's Operating Co., Inc.                                         5.625      06/01/15            1,607,759
                                                                                                                       -------------

                       HEALTHCARE    2.4%
     600               AmerisourceBergen Corp., 144A - Private Placement (a)                5.625      09/15/12              593,101
   1,885               Health Net, Inc. (Variable Rate Coupon)                              9.875      04/15/11            2,147,482
   1,130               UnitedHealth Group, Inc.                                             5.200      01/17/07            1,129,884
     650               Wellpoint, Inc.                                                      3.750      12/14/07              633,242
     590               Wellpoint, Inc.                                                      4.250      12/15/09              567,031
                                                                                                                       -------------
                                                                                                                           5,070,740
                                                                                                                       -------------

                       INDEPENDENT ENERGY    0.4%
     285               Kerr-McGee Corp.                                                     5.875      09/15/06              286,784
     470               Kerr-McGee Corp.                                                     6.625      10/15/07              478,532
                                                                                                                       -------------
                                                                                                                             765,316
                                                                                                                       -------------

                       INTEGRATED ENERGY    0.6%
     790               Consumers Energy Co., Ser F                                          4.000      05/15/10              742,981
     455               Consumers Energy Co., Ser H                                          4.800      02/17/09              446,041
                                                                                                                       -------------
                                                                                                                           1,189,022
                                                                                                                       -------------

                       LIFE INSURANCE    3.2%
     635               AXA Financial, Inc.                                                  6.500      04/01/08              648,889
     475               John Hancock Financial Services, Inc.                                5.625      12/01/08              479,405
   2,365               Marsh & McLennan Cos., Inc.                                          5.875      08/01/33            2,150,402
     105               MetLife, Inc.                                                        6.125      12/01/11              108,438
   1,030               Monumental Global Funding II, 144A-Private Placement (a)             3.850      03/03/08            1,002,308
     585               Nationwide Financial Services, Inc.                                  6.250      11/15/11              602,477
   1,895               Xlliac Global Funding, 144A-Private Placement (a)                    4.800      08/10/10            1,838,662
                                                                                                                       -------------
                                                                                                                           6,830,581
                                                                                                                       -------------


                       LODGING    0.7%
   1,325               Hyatt Equities, LLC, 144A-Private Placement (a)                      6.875      06/15/07            1,343,729
     185               Starwood Hotels & Resorts Worldwide, Inc.
                       (Variable Rate Coupon)                                               7.375      05/01/07              189,162
                                                                                                                       -------------
                                                                                                                           1,532,891
                                                                                                                       -------------


                       MEDIA-CABLE    1.7%
   1,835               Comcast Cable Communications, Inc.                                   6.750      01/30/11            1,909,450
      90               Comcast Cable Communications, Inc.                                   7.125      06/15/13               95,420
     490               Comcast Cable Communications, Inc.                                   8.375      05/01/07              505,210
     935               Echostar DBS Corp.                                                   6.375      10/01/11              918,637
     180               Echostar DBS Corp.                                                   6.625      10/01/14              174,825
                                                                                                                       -------------
                                                                                                                           3,603,542
                                                                                                                       -------------


                       MEDIA-NONCABLE    1.0%
     950               Interpublic Group of Cos., Inc.                                      5.400      11/15/09              881,125
     970               News America Holdings, Inc.                                          8.875      04/26/23            1,157,936
     115               News America, Inc., 144A-Private Placement (a)                       6.400      12/15/35              110,310
                                                                                                                       -------------
                                                                                                                           2,149,371
                                                                                                                       -------------

                       NATURAL GAS DISTRIBUTORS 0.4%
     890               Sempra Energy                                                        4.621        05/17/07           882,318
                                                                                                                       ------------

                       NATURAL GAS PIPELINES 1.2%
     765               Consolidated Natural Gas Co., Ser A                                  5.000        12/01/14           718,446
   1,065               Consolidated Natural Gas Co., Ser C                                  6.250        11/01/11         1,089,465
     755               Texas Eastern Transmission Corp.                                     7.000        07/15/32           840,662
                                                                                                                       ------------
                                                                                                                          2,648,573
                                                                                                                       ------------

                       NONCAPTIVE-CONSUMER FINANCE 5.6%
   1,000               American Express Co.                                                 4.750        06/17/09           986,260
     230               American General Finance Corp.                                       4.625        05/15/09           225,465
   2,000               American General Finance Corp.                                       4.625        09/01/10         1,928,302
   2,245               Countrywide Home Loans, Inc.                                         3.250        05/21/08         2,149,372
   1,555               HSBC Finance Corp.                                                   6.750        05/15/11         1,638,828
   1,000               HSBC Finance Corp.                                                   7.875        03/01/07         1,022,084
     150               HSBC Finance Corp.                                                   8.000        07/15/10           163,821
   2,595               Residential Capital Corp.                                            6.375        06/30/10         2,616,655
   1,330               SLM Corp.                                                            5.000        10/01/13         1,276,179
                                                                                                                       ------------
                                                                                                                         12,006,966
                                                                                                                       ------------

                       NONCAPTIVE-DIVERSIFIED FINANCE    2.6%
     415               CIT Group, Inc.                                                      3.650        11/23/07           404,458
     415               CIT Group, Inc.                                                      7.375        04/02/07           423,076
   2,100               General Electric Capital Corp., Ser A                                4.750        09/15/14         2,001,470
      90               General Electric Capital Corp., Ser A                                5.875        02/15/12            92,058
     415               General Electric Capital Corp., Ser A                                6.750        03/15/32           463,626
   2,240               Nationwide Building Society, 144A-Private Placement
                       (United Kingdom) (a)                                                 4.250        02/01/10         2,150,563
                                                                                                                       ------------
                                                                                                                          5,535,251
                                                                                                                       ------------

                       OIL FIELD SERVICES    0.2%
     380               Panhandle Eastern Pipe Line Co., Ser B                               2.750        03/15/07           370,600
                                                                                                                       ------------

                       PROPERTY & CASUALTY 4.0%
   1,195               AIG SunAmerica Global Financing VI, 144A-Private Placement (a)       6.300        05/10/11         1,241,425
   1,545               Farmers Exchange Capital, 144A-Private Placement (a)                 7.050        07/15/28         1,571,478
   1,230               Farmers Insurance Exchange Surplus, 144A-Private Placement (a)       8.625        05/01/24         1,440,507
     125               Hartford Financial Services Group, Inc.                              2.375        06/01/06           124,480
   1,800               Mantis Reef Ltd., 144A-Private Placement (Australia) (a)             4.692        11/14/08         1,751,792
   1,415               St. Paul Travelers Cos., Inc.                                        5.010        08/16/07         1,402,849
   1,035               Two-Rock Pass Through Trust, 144A-Private Placement
                       (Variable Rate Coupon) (Bermuda) (a)                                 5.680        02/11/49         1,029,784
                                                                                                                       ------------
                                                                                                                          8,562,315
                                                                                                                       ------------

                       RAILROADS    2.5%
     590               Burlington Northern Santa Fe Corp.                    6.125             03/15/09                 603,006
     615               Burlington Northern Santa Fe Railway Co.              4.575             01/15/21                 579,852
   1,000               CSX Corp.                                             6.750             03/15/11               1,051,448
     520               Norfolk Southern Corp.                                7.350             05/15/07                 532,055
   2,600               Union Pacific Corp.                                   6.625             02/01/08               2,655,065
                                                                                                                   ------------
                                                                                                                      5,421,426
                                                                                                                   ------------

                       REAL ESTATE INVESTMENT TRUSTS 0.6%
     250               EOP Operating LP                                      4.750             03/15/14                 230,603
     175               EOP Operating LP                                      7.875             07/15/31                 198,344
     850               Reckson Operating Partnership LP                      5.150             01/15/11                 824,754
                                                                                                                   ------------
                                                                                                                      1,253,701
                                                                                                                   ------------

                       REFINING    0.1%
     250               Vintage Petroleum, Inc.                               7.875             05/15/11                 260,030
                                                                                                                   ------------

                       RETAIL    2.1%
     270               CVS Corp.                                             3.875             11/01/07                 264,049
     500               Federated Department Stores, Inc.                     6.300             04/01/09                 511,360
   1,500               Federated Department Stores, Inc.                     6.625             09/01/08               1,541,895
     920               Limited Brands, Inc.                                  6.950             03/01/33                 900,754
   1,275               May Department Stores Co.                             5.950             11/01/08               1,291,112
                                                                                                                   ------------
                                                                                                                      4,509,170
                                                                                                                   ------------

                       SUPERMARKETS    1.1%
   1,390               Albertson's, Inc.                                     8.000             05/01/31               1,297,231
   1,035               Kroger Co.                                            7.450             03/01/08               1,070,083
                                                                                                                   ------------
                                                                                                                      2,367,314
                                                                                                                   ------------

                       TEXTILE    0.8%
     580               Mohawk Industries, Inc.                               6.125             01/15/16                 575,317
     995               Mohawk Industries, Inc., Ser D                        7.200             04/15/12               1,042,077
                                                                                                                   ------------
                                                                                                                      1,617,394
                                                                                                                   ------------

                       TRANSPORTATION SERVICES 0.5%
   1,000               FedEx Corp.                                           2.650             04/01/07                 972,337
                                                                                                                   ------------

                       WIRELINE COMMUNICATIONS 3.9%
   1,785               AT&T Corp. (Variable Rate Coupon)                     9.750             11/15/31               2,137,796
   1,400               Deutsche Telekom International Finance BV
                       (Variable Rate Coupon) (Netherlands)                  8.250             06/15/30               1,679,551
   1,335               France Telecom SA (France)                            8.500             03/01/31               1,672,448
   1,125               SBC Communications, Inc.                              6.150             09/15/34               1,071,814
   1,010               Sprint Capital Corp.                                  8.750             03/15/32               1,266,447
     590               Verizon New England, Inc.                             6.500             09/15/11                 599,649
                                                                                                                   ------------
                                                                                                                      8,427,705
                                                                                                                   ------------

                       TOTAL CORPORATE BONDS    69.6%                                                               148,985,979
                                                                                                                   ------------

                       UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    20.1%
   6,155               United States Treasury Bonds (STRIPS)                                     *        02/15/25         2,375,688
   3,255               United States Treasury Bonds (STRIPS)                                     *        02/15/27         1,142,713
   7,180               United States Treasury Bonds                                             6.125     08/15/29         8,234,003
   6,000               United States Treasury Bonds                                             6.375     08/15/27         7,017,192
  21,250               United States Treasury Notes                                             4.250     08/15/13        20,444,838
   4,000               United States Treasury Notes                                             4.250     11/15/13         3,843,128
                                                                                                                        ------------

                       TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                  43,057,562
                                                                                                                        ------------

TOTAL LONG-TERM INVESTMENTS    89.7%
   (Cost $194,525,232)                                                                                                   192,043,541
                                                                                                                        ------------


SHORT-TERM INVESTMENTS    9.4%

REPURCHASE AGREEMENT    9.3%
State Street Bank & Trust Co. ($19,839,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06,
to be sold on 04/03/06 at $19,846,803)                                                                                    19,839,000

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    0.1%
United States Treasury Bills ($300,000  par, yielding 4.312%, 07/13/06 maturity) (b)                                         296,344
                                                                                                                        ------------



TOTAL SHORT-TERM INVESTMENTS
   (Cost $20,135,344)                                                                                                     20,135,344
                                                                                                                        ------------


TOTAL INVESTMENTS    99.1%
   (Cost $214,660,576)                                                                                                   212,178,885

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                              1,922,563
                                                                                                                        ------------

NET ASSETS    100.0%                                                                                                    $214,101,448
                                                                                                                        ============


           Percentages are calculated as a percentage of net assets.

*          Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

STRIPS  -  Separate Trading of Registered Interest & Principal of Securities.


FUTURE CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                                      UNREALIZED
                                                                                                     APPRECIATION/
                                                                                    CONTRACTS        DEPRECIATION
                                                                                    ----------       -------------
Long Contracts:
   U.S. Treasury Notes 10-Year Futures, June 2006 (Current Notional Value of
   $106,391 per contract)                                                              283             ($435,192)

   U.S. Treasury Bonds Futures, June 2006 (Current Notional Value of $109,156
   per contract)                                                                         4               (14,261)

Short Contracts:
   U.S. Treasury Notes 5-Year Futures, June 2006 (Current Notional Value of
   $104,438 per contract)                                                               91                81,578

   U.S. Treasury Notes 2-Year Futures, June 2006 (Current Notional Value of
   $203,859 per contract)                                                              102                56,344

                                                                                       ---             ---------
                                                                                       480             ($311,531)
                                                                                       ---             ---------

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2006:
CREDIT DEFAULT SWAPS

                                                            PAY/
                                                           RECEIVE                      NOTIONAL         UNREALIZED
                          REFERENCE       BUY/SELL          FIXED       EXPIRATION       AMOUNT         APPRECIATION/
    COUNTERPARTY           ENTITY        PROTECTION         RATE           DATE           (000)         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs           Jones Apparel
Capital Markets         Group, Inc.         Buy              1.64%        6/20/11       $ 1,300               $ 87
                                                                                        -------               ----

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006